Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Common Stocks – 98.1%
Communication Services – 2.3%
Interpublic Group of Cos., Inc. (The) ............................................... 25,128 $ 819,927
Scholastic Corp. .............................................................. 4,752 179,198
999,125
Consumer Discretionary – 5.5%
Levi Strauss & Co., Class A ..................................................... 39,888 797,361
Mohawk Industries, Inc.* ........................................................ 4,248 556,021
Skechers USA, Inc., Class A* .................................................... 11,016 674,840
Whirlpool Corp. ............................................................... 2,736 327,308
2,355,530
Consumer Staples – 10.8%
Cal-Maine Foods, Inc. .......................................................... 7,560 444,906
Campbell Soup Co. ............................................................ 9,144 406,451
Edgewell Personal Care Co. ..................................................... 24,696 954,254
Ingredion, Inc. ................................................................ 3,744 437,486
Lancaster Colony Corp. ........................................................ 2,232 463,430
Molson Coors Beverage Co., Class B ............................................. 11,520 774,720
Seaboard Corp. ............................................................... 72 232,122
Sprouts Farmers Market, Inc.* ................................................... 8,568 552,465
Weis Markets, Inc. ............................................................. 5,760 370,944
4,636,778
Energy – 4.8%
Chesapeake Energy Corp. ...................................................... 8,640 767,491
Dril-Quip, Inc.* ................................................................ 38,749 873,015
World Kinect Corp. ............................................................ 16,344 432,299
2,072,805
Financials – 15.0%
Citizens Financial Group, Inc. .................................................... 20,808 755,122
CNA Financial Corp. ........................................................... 9,216 418,591
FirstCash Holdings, Inc. ........................................................ 5,400 688,716
Mercury General Corp. ......................................................... 12,960 668,736
National Western Life Group, Inc., Class A .......................................... 1,656 814,686
Old Republic International Corp. .................................................. 13,680 420,249
OneMain Holdings, Inc. ......................................................... 13,752 702,590
SEI Investments Co. ........................................................... 9,144 657,453
State Street Corp. ............................................................. 5,472 423,095
White Mountains Insurance Group Ltd. ............................................ 216 387,569
Willis Towers Watson PLC ...................................................... 1,728 475,200
6,412,007
Health Care – 18.7%
DENTSPLY SIRONA, Inc. ....................................................... 15,984 530,509
Elanco Animal Health, Inc.* ...................................................... 49,248 801,758
Fortrea Holdings, Inc.* ......................................................... 12,960 520,215
Grifols SA, ADR* .............................................................. 39,960 266,933
Henry Schein, Inc.* ............................................................ 4,896 369,746
Koninklijke Philips NV* ......................................................... 18,288 365,760
Organon & Co. ............................................................... 31,669 595,377
Pediatrix Medical Group, Inc.* ................................................... 42,120 422,464
Phibro Animal Health Corp., Class A ............................................... 28,224 364,936
Premier, Inc., Class A .......................................................... 33,984 751,046

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
Prestige Consumer Healthcare, Inc.* .............................................. 6,264 $ 454,516
Quest Diagnostics, Inc. ......................................................... 5,976 795,465
Sotera Health Co.* ............................................................ 12,240 147,002
Taro Pharmaceutical Industries Ltd.* .............................................. 19,296 816,993
United Therapeutics Corp.* ...................................................... 1,656 380,416
Zimmer Biomet Holdings, Inc. .................................................... 3,240 427,615
8,010,751
Industrials – 17.1%
Balfour Beatty PLC ............................................................ 95,400 460,604
Embraer SA, ADR* ............................................................ 40,032 1,066,452
Healthcare Services Group, Inc.* ................................................. 52,416 654,152
Heartland Express, Inc. ......................................................... 12,384 147,865
Kelly Services, Inc., Class A ..................................................... 19,512 488,580
Kennametal, Inc. .............................................................. 14,544 362,727
Landstar System, Inc. .......................................................... 1,008 194,302
Moog, Inc., Class A ............................................................ 3,240 517,266
MSC Industrial Direct Co., Inc., Class A ............................................ 3,672 356,331
National Presto Industries, Inc. ................................................... 9,792 820,570
Science Applications International Corp. ........................................... 1,656 215,926
Textron, Inc. .................................................................. 9,288 890,998
TransUnion .................................................................. 5,112 407,938
UniFirst Corp. ................................................................ 4,392 761,704
7,345,415
Information Technology – 13.0%
Amdocs Ltd. ................................................................. 10,728 969,490
Arlo Technologies, Inc.* ......................................................... 34,848 440,827
Arrow Electronics, Inc.* ......................................................... 2,880 372,845
Avnet, Inc. ................................................................... 7,416 367,685
F5, Inc.* ..................................................................... 4,464 846,330
IPG Photonics Corp.* .......................................................... 5,328 483,196
NETGEAR, Inc.* .............................................................. 57,816 911,758
Qorvo, Inc.* .................................................................. 5,688 653,153
Verint Systems, Inc.* ........................................................... 15,840 525,096
5,570,380
Materials – 9.1%
Buzzi SpA ................................................................... 6,552 257,571
Cemex SAB de CV, ADR* ....................................................... 27,936 251,703
International Flavors & Fragrances, Inc. ............................................ 10,944 941,075
Scotts Miracle-Gro Co. (The) .................................................... 7,560 563,900
Sealed Air Corp. .............................................................. 10,944 407,117
Sensient Technologies Corp. .................................................... 9,576 662,563
Sonoco Products Co. .......................................................... 6,696 387,297
Winpak Ltd. .................................................................. 14,312 428,752
3,899,978
Real Estate – 1.8%
Equity Commonwealth REIT* .................................................... 39,456 744,929
Total Common Stocks (Cost $37,956,280) ........................................................ 42,047,698

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
3
Shares Value
Money Market Funds – 1.9%
JP Morgan US Treasury Plus Money Market Fund, 5.18%(a)
(Cost $821,612) ............................................................. 821,612 $ 821,612
Total Investments – 100.0%
(Cost $38,777,892) .......................................................................... $ 42,869,310
Other Assets in Excess of Liabilities – 0.0%† ........................................................ 10,543
Net Assets – 100.0% .......................................................................... $ 42,879,853
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2024.
ADR : American Depositary Receipt
PLC : Public Limited Company
REIT : Real Estate Investment Trust